STOCK-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32,600,000
Remaining shares available for grant	8,000,000
Vesting period	3 years
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations	$ 26	$ 22	$ 24
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements	6	6	8
Stock options
STOCK-BASED COMPENSATION PLANS
Maximum contractual term	10 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)	3.00%	2.30%	3.00%
Expected volatility (as a percent)	65.30%	65.60%	69.00%
Risk-free interest rate (as a percent)	1.30%	2.80%	3.10%
Expected life of stock options granted during the period	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)	10,345,000
Granted (in shares)	1,363,000
Exercised (in shares)	(902,000)
Forfeited (in shares)	(289,000)
Outstanding at the end of the period (in shares)	10,517,000	10,345,000
Exercisable at the end of the period (in shares)	8,390,000
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 13.83
Granted (in dollars per share)	$ 13.41
Exercised (in dollars per share)	$ 3.37
Forfeited (in dollars per share)	$ 19.48
Outstanding at the end of the period (in dollars per share)	$ 14.52	$ 13.83
Exercisable at the end of the period (in dollars per share)	$ 14.56
Outstanding, Weighted Average Remaining Contractual Term	5 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 6 months
Outstanding, Aggregate Intrinsic Value	42
Exercisable, Aggregate Intrinsic Value	39
Weighted-average grant-date fair value of stock options granted (in dollars per share)	$ 6.36	$ 9.17	$ 6.97
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	9
Weighted-average period over which cost is expected to be recognized	1 year 4 months 24 days
Total intrinsic value of stock options exercised	$ 10	$ 19	$ 14